Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000006368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class A) – including sales charge
Account Value	$ 16,728	$ 16,728	$ 16,728	$ 16,728	$ 13,924.58		$ 13,499.39	$ 13,714.91	$ 11,758.71	$ 11,607.73	$ 10,718.31	$ 10,786.3	$ 9,808.2	$ 9,243.89	$ 9,425
Average Annual Return, Percent	13.21%		6.32%	5.28%
C000006368 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class A) – excluding sales charge
Average Annual Return, Percent	20.14%		7.58%	5.91%
C000006370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class C) – including sales charge
Account Value	$ 16,448	16,448	$ 16,448	$ 16,448	13,679.78		13,486.13	13,807.79	11,918.9	11,863.11	11,039.54	11,189.71	10,253.14	9,736.76	10,000
Average Annual Return, Percent	19.23%		6.75%	5.10%
C000006370 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class C) – excluding sales charge
Average Annual Return, Percent	20.23%		6.75%	5.10%
C000006371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class R) – including sales charge
Account Value	$ 17,309	17,309	$ 17,309	$ 17,309	14,373.73		14,042.04	14,295.53	12,289.69	12,169.19	11,265.48	11,353.54	10,349.65	9,785.51	10,000
Average Annual Return, Percent	20.42%		7.30%	5.64%
C000006371 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class R) – excluding sales charge
Average Annual Return, Percent	20.42%		7.30%	5.64%
C000006372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Institutional Class) – including sales charge
Account Value	$ 18,203	18,203	$ 18,203	$ 18,203	15,024.63		14,607.75	14,804.68	12,661.72	12,475.08	11,488.55	11,531.78	10,460.34	9,834.09	10,000
Average Annual Return, Percent	21.16%		7.85%	6.17%
C000006372 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	21.16%		7.85%	6.17%
C000240402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class R6) – including sales charge
Account Value	$ 12,635	$ 12,635	$ 12,635	$ 12,635	10,548.42	$ 10,000
Average Annual Return, Percent	19.78%	14.27%
C000240402 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Wealth Builder Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	19.78%	14.27%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002.04669	$ 35,002.04669	$ 35,002.04669	$ 35,002.04669	26,142.165	10,000	22,963.98855	25,293.54901	19,772.79158	16,834.16685	14,498.46832	13,642.48791	11,102.8713	10,274.89786	10,000
Average Annual Return, Percent	33.89%	28.81%	15.77%	13.35%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,632.85029	$ 11,632.85029	$ 11,632.85029	$ 11,632.85029	10,884.53131	10,000	10,757.61094	12,342.30755	12,486.33162	11,638.5918	10,504.97951	10,647.885	10,316.30243	10,097.02941	10,000
Average Annual Return, Percent	6.88%	4.58%	(0.01%)	1.52%
Sixty S And P 500 Index 40 Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Aggregate Index
Account Value	$ 23,106.8321	$ 23,106.8321	$ 23,106.8321	$ 23,106.8321	$ 18,863.50256	$ 10,000	$ 17,344.32407	$ 19,346.0692	$ 16,734.92171	$ 14,669.43649	$ 12,820.95295	$ 12,408.71915	$ 10,822.78161	$ 10,226.95576	$ 10,000
Average Annual Return, Percent	22.49%	18.66%	9.51%	8.74%